Other Expenses - Summary of Other Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of associates [line items]
Cost of operating leases	¥ 26,380	¥ 120,412	¥ 144,708
Cost related to disposal of assets leased		101,218	310,460
Cost related to IT solution services and IT systems	85,872	96,727	92,975
Provision for interest repayment	38,694	47,293	49,879
Losses on disposal of property, plant and equipment, and other intangible assets	1,937	4,596	4,913
Impairment losses of property, plant and equipment	79,947	5,906	27,816
Impairment losses of intangible assets	28,689	66,665	35,666
Losses on sale of investments in subsidiaries and associates		2,677	28,250
Impairment losses of investments in associates and joint ventures	174,782	50,679	19,851
Losses on step acquisition of subsidiaries		25,744
Others	52,505	53,740	78,247
Total other expenses	488,806	¥ 575,657	¥ 792,765
The Bank of East Asia, Limited [member]
Disclosure of associates [line items]
Impairment Loss Recognized In Profit Or Loss Investments In Associates And Joint Ventures	¥ 133,122